Schedule of intangible assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total intangible assets	$ 4,431,894	$ 1,297,263
Brand names [member]
IfrsStatementLineItems [Line Items]
Total intangible assets	17,366	22,590	$ 26,414
Brand names [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Total intangible assets	52,243	52,243
Brand names [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Total intangible assets	(34,877)	(29,653)
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Total intangible assets	4,411,598	1,274,673	$ 784,947
Technology-based intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Total intangible assets	6,100,258	1,988,033
Technology-based intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Total intangible assets	$ (1,688,660)	$ (713,360)